NYSE Euronext

10013490

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

CERTNYS
001-10284

October 7, 2010

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, Allied Irish Banks, public limited company, Contingent Mandatorily Exchangeable Notes due November 15, 2010. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on October 7, 2010. Tentative listing date – October 7, 2010.

Sincerely,

Edwin